Expense Example {- Fidelity® Low-Priced Stock Fund} - 07.31 Fidelity Low-Priced Stock Fund Retail PRO-11 - Fidelity® Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund-Retail Class	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 84
3 years	262
5 years	455
10 years	$ 1,014